Shareholder Report, Average Annual Return (Details)		6 Months Ended	12 Months Ended	27 Months Ended	28 Months Ended	60 Months Ended	66 Months Ended	120 Months Ended
		Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025
C000239891
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]		Global X Emerging Markets ex-China ETF
C000239894
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[2]		Global X Emerging Markets Great Consumer ETF
C000219481
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Global X Emerging Markets Bond ETF
C000243178
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Global X Brazil Active ETF
C000243177
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Global X India Active ETF
C000260992
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Global X Investment Grade Corporate Bond ETF
Without Sales Load [Member] | C000239891
Average Annual Return [Line Items]
Average Annual Return, Percent			21.96%			2.96%		6.74%
Without Sales Load [Member] | C000239894
Average Annual Return [Line Items]
Average Annual Return, Percent			16.80%			(3.72%)		4.29%
Without Sales Load [Member] | C000219481
Average Annual Return [Line Items]
Average Annual Return, Percent			10.44%			2.74%	4.61%
Without Sales Load [Member] | C000243178
Average Annual Return [Line Items]
Average Annual Return, Percent			35.80%		9.08%
Without Sales Load [Member] | C000243177
Average Annual Return [Line Items]
Average Annual Return, Percent			1.72%	10.32%
Without Sales Load [Member] | C000260992
Average Annual Return [Line Items]
Average Annual Return, Percent		5.42%
MSCI Emerging Markets Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[3]		MSCI Emerging Markets Index (USD) (NR)
Average Annual Return, Percent			29.51%			5.06%		7.85%
MSCI Emerging Markets Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[4]		MSCI Emerging Markets Index (USD) (NR)
Average Annual Return, Percent			29.51%			5.06%		7.85%
Bloomberg Emerging Markets USD Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Emerging Markets USD Aggregate Bond Index
Average Annual Return, Percent			9.32%			1.71%	2.95%
MSCI Emerging Markets Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[5]		MSCI Emerging Markets Index (USD) (NR)
Average Annual Return, Percent			29.51%		18.38%
MSCI Emerging Markets Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[6]		MSCI Emerging Markets Index (USD) (NR)
Average Annual Return, Percent			29.51%	18.50%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[7]		Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return, Percent		4.85%
MSCI Emerging Markets ex China Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[3],[8]		MSCI Emerging Markets ex China Index (USD) (NR)
Average Annual Return, Percent			27.05%			9.42%		0.00%
Hybrid MSCI Emerging Markets ex China Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[9]		Hybrid MSCI Emerging Markets ex China Index
Average Annual Return, Percent			27.05%			3.77%		7.19%
JP Morgan EMBI Global Core Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[10],[11]		JP Morgan EMBI Global Core Index (USD) (TR)
Average Annual Return, Percent			11.33%			1.66%	3.24%
MSCI Brazil Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[5]		MSCI Brazil Index (USD) (NR)
Average Annual Return, Percent			39.24%		10.87%
MSCI India Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[6]		MSCI India Index (USD) (NR)
Average Annual Return, Percent			0.10%	12.70%
Bloomberg U.S. Corporate Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[7]		Bloomberg U.S. Corporate Index (USD) (TR)
Average Annual Return, Percent		5.32%

[1]	Effective as of close of business on May 12, 2023, the Emerging Markets Fund (the “Emerging Markets Predecessor Fund”) was reorganized into the Global X Emerging Markets ETF. Information presented prior to May 12, 2023 is that of the Emerging Markets Predecessor Fund. The Global X Emerging Markets ETF was renamed to the Global X Emerging Markets ex-China ETF effective April 1, 2024.
[2]	Effective as of close of business on May 12, 2023, the Emerging Markets Great Consumer Fund (the Emerging Markets Great Consumer Predecessor Fund”) was reorganized into the Global X Emerging Markets Great Consumer ETF. Information presented prior to May 12, 2023 is that of the Emerging Markets Great Consumer Predecessor Fund.
[3]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[4]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[5]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[6]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[7]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[8]	The Fund's inception date predates the MSCI Emerging Markets ex China Index's inception date of March 9, 2017. Accordingly, the MSCI Emerging Markets ex China Index does not have 10 calendar years of performance and the table instead reflects the MSCI Emerging Markets ex China Index's performance for 1 year, five years, and from its inception on March 9, 2017.
[9]	Effective April 1, 2024, the Fund began to compare its performance to the MSCI Emerging Markets ex China Index. Performance reflects the performance of the MSCI Emerging Markets Index through March 31, 2024, and the MSCI Emerging Markets ex China Index thereafter.
[10]	EMBI – Emerging Markets Bond Index
[11]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.